Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (1,350)	$ (193)	¥ (22)	¥ (1,613)
Net cash used in investing activities	(903)	(129)	(11,141)
Net cash (used in) provided by financing activities	3,041	435	22,100	(713)
Effect of exchange rate changes on cash and cash equivalents	(4,234)	(606)
Net (decrease) increase in cash and cash equivalents	(3,446)	(493)	10,937	(2,326)
Cash and cash equivalents at beginning of year	10,995	1,572	58	2,384
Cash and cash equivalents at end of year	¥ 7,549	$ 1,079	¥ 10,995	¥ 58